1933 Act No. 333-36047
                                                       1940 Act No. 811-08363


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 18                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 19                                                       [X]


                          EVERGREEN SELECT EQUITY TRUST

               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                           The Corporate Trust Company

                               1209 Orange Street

                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on March 27, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN SELECT EQUITY TRUST

                      CONTENTS OF POST-EFFECTIVE NO. 18 TO

                            REGISTRATION STATEMENT ON

                                    FORM N-1A

         This Post-Effective Amendment No. 18 to Registrant's Registration Statement No. 333-36047/811-08363 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith.

                                  Facing Sheet

                                     PART A

     Prospectus for Classes A, B and C shares of Evergreen Strategic Value Fund is contained herein.

     Prospectus for Classes A,B,C and I shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value
Fund) in Post-Effective Amendment No. 17 to Registration Statement No. 333-36047/811-08363 filed on November 28, 2001 is incorporated by reference.

     Prospectus for Class IS shares of Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund) in Post-Effective Amendment No. 17 to Registration Statement No. 333-36047/811-08363 filed on November 28, 2001 is incorporated by reference.

     Prospectus for Institutional Shares and Institutional Service Shares of Evergreen Select Balanced Fund in Post-Effective Amendment No. 16 to
Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Prospectus for Classes A, B and C of Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Prospectus for Institutional Shares and Institutional Service Shares of Evergreen Core Equity (formerly Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund), Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

                                     PART B

     Supplement to Statement of Additional Information for Evergreen Strategic Value Fund is contained herein.

     Statement of Additional Information for Evergreen Equity Index Fund and Evergreen Strategic Value Fund (formerly Evergreen Select Strategic Value Fund)
in  Post-Effective   Amendment  No.  17  to  Registration  Statement  No.
333-36047/811-08363 filed on November 28, 2001 is incorporated by reference.

     Statement of Additional  Information for Evergreen  Select Balanced Fund in
Post-Effective    Amendment    No.   16   to    Registration    Statement    No.
333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

     Statement of Additional  Information  for Evergreen  Core Equity  (formerly
Evergreen Select Core Equity Fund), Evergreen Secular Growth Fund (formerly Evergreen Select Secular Growth Fund), Evergreen Select Small Cap Growth Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Equity Fund in Post-Effective Amendment No. 16 to Registration Statement No. 333-36047/811-08363 filed on October 29, 2001 is incorporated by reference.

                                     PART C

                                    Exhibits

                                 Indemnification

                         Business and Other Connections

                             of Investment Advisors

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN SELECT EQUITY TRUST

                                     PART A
                          EVERGREEN STRATEGIC VALUE FUND
                             CLASSES A,B,C PROSPECTUS

Prospectus, March 27, 2002

Evergreen  Growth and Income Funds

Evergreen Strategic Value Fund

Class A
Class B
Class C

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks......................1

Evergreen Strategic Value Fund..............2

GENERAL INFORMATION:

The Fund's Investment Advisor...............4

The Fund's Portfolio Managers...............4

Calculating The Share Price.................4

How to Choose an Evergreen Fund.............4

How to Choose the Share Class
  that Best Suits You.......................4

How to Buy Shares...........................7

How to Redeem Shares........................8

Other Services..............................9

The Tax Consequences of

   Investing in the Fund....................9

Fees and Expenses of the Fund...............10

Other Fund Practices........................10

In general, the Fund seeks to provide investors with long-term capital growth with current income as a secondary objective. Growth and Income Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS
Strategic Value Fund

typically relies on a combination of the following strategies:

o investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income;

o investing in companies whose stock price is lower than what the Fund's portfolio manager believes the true "fundamental" price should be; and

o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o   seek long-term capital growth with current income as a secondary objective.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal
o    not a deposit with a bank
o    not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on your investment could decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

FUND FACTS:

Goals:

o    Long-term Capital Growth
o    Current Income

Principal Investment:

o    Equity Securities of Large U.S. Companies

Classes of Shares
Offered in this
Prospectus:

o    Class A
o    Class B
o    Class C

Investment Advisor:

o    Evergreen Investment Management Company, LLC

Portfolio Managers:

o    By Team

Dividend Payment Schedule:

o    Monthly

Strategic Value Fund

   INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the equity securities of large companies, typically having a market capitalization over $8.5 billion at the time of investment. Generally, securities selected are common stocks that the Fund's portfolio managers believe are undervalued and exhibit positive trends in their underlying operations and earnings expectations. The Fund intends to seek current income primarily from dividends paid by its equity holdings and to a much lesser extent interest income earned by cash equivalents in which the Fund invests. The Fund's investment in equity securities will be on the basis of various valuation parameters, industry leadership, quality of management, the company's current position and future earnings prospects.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o    Stock Market Risk
o    Market Capitalization Risk
o    Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

1992    1993  1994   1995  1996   1997  1998  1999  2000  2001
19.62   13.01 1.69   33.20 25.66  32.12 6.31  9.06  4.85  -4.75

Best Quarter:         4th Quarter 1998         +16.86% 1
Worst Quarter:        3rd Quarter 1998         -16.19% 1

The next table lists the Fund's average annual total return for Class I over the past one, five and ten years and since inception (through 12/31/2001). The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Value Index (Russell 1000 Value). Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                 Inception                             Performance
                 Date of                       10         Since
                   Class     1 year   5 year    year    12/31/1981
Class I          11/24/1997  -4.75%   8.87%    13.41%     14.96%
Class I2         11/24/1997  -5.30%   N/A      N/A         N/A
(after taxes on
distributions)
Class I2         11/24/1997  -2.74%   N/A      N/A         N/A
(after taxes on distributions and sale of
Fund shares)
Russell 1000 Value           -5.59%   11.13%   14.13%     15.48%
1 Since Classes A, B and C have no previous operating history, the performance shown is for Class I which is not offered in this prospectus. The performance of each class would differ only to the extent that the classes do not have the same expenses or sales charges. The historical returns shown above do not include the effects of either 12b-1 fees or sales charges, as Class I does not pay 12b-1 fees and does not have a sales charge. The 12b-1 fees are 0.25% for Class A and 1.00% for Classes B and C. The maximum front-end sales charge for Class A is 5.75% and the maximum deferred sales charge is 5.00% for Class B and 2.00% for Class C. If Classes A, B and C had been in existence for the periods presented above, their returns would have been lower. Historical performance shown for Class I prior to its inception is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

2 The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTFs, after-tax returns prior to 11/24/1997 cannot be calculated.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end.

Shareholder  Fees  (fees  paid  directly  from  your   investment)   Shareholder
Transaction ExpensesClass A Class B Class C

Maximum sales charge imposed    5.75%       None       None
on purchases (as a % of
offering price)

Maximum deferred sales charge   None3       5.00%      2.00%
(as a % of either the
redemption amount or initial
investment whichever is lower)
3 Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 4

                                                    Total Fund
             Management   12b-1        Other        Operating
                 Fees        Fees      Expenses     Expenses 5
Class A          0.62%      0.25%       0.15%          1.02%
Class B          0.62%      1.00%       0.15%          1.77%
Class C          0.62%      1.00%       0.15%          1.77%
4    Estimated for the fiscal year ending 7/31/2002.
5 From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating
     Expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.01% for Class A, 1.76% for Class B and 1.76% for Class C.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of        Assuming No

                          Period                   Redemption

After:       Class A     Class B     Class C    Class B   Class C

1 year       $673        $680        $380       $180      $180
3 years      $881        $857        $557       $557      $557
5 years      $1,106      $1,159      $959       $959      $959
10 years     $1,751      $1,793      $2,084     $1,793    $2,084

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (Wachovia), formerly First Union Corporation, the fourth largest bank holding company in the United States, with over $317.05 billion in consolidated assets as of 2/28/2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and manages over $104.8 billion in assets for 129 of the Evergreen and Wachovia Funds as of 2/28/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2001, the aggregate advisory fee paid to the investment advisor by the Fund was 0.61% of the Fund's average daily net assets. Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates. The Fund also changed its fiscal year end from June 30 to July 31 effective July 31, 2001.

THE FUND'S PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Value team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers up to five different share classes. Only Class A, Class B and Class C are offered in this prospectus. Each class has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75% but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense, known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of     As a %         Dealer

Your                 NAV excluding   of your      commission
Investment           sales charge   investment   as a % of NAV
Up to $49,999            5.75%        6.10%          5.00%
$50,000-$99,999          4.50%        4.71%          4.25%
$100,000-$249,999        3.75%        3.90%          3.25%
$250,000-$499,999        2.50%        2.56%          2.00%
$500,000-$999,999        2.00%        2.04%          1.75%
$1,000,000-2,999,999     0.00%        0.00%      1.00% of the
                                                     first
                                               $2,999,999, plus
$3,000,000-$4,999,999    0.00%        0.00%      0.50% of the
$5,000,000 or            0.00%        0.00%    0.25% of amounts
greater                                        equal to or over
                                                  $5,000,000

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Class A shares are offered at NAV to a corporate or certain other qualified retirement plan, or a non-qualified deferred compensation plan of a Title I ERISA tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:

1.Rights  of  Accumulation.  You  may  add the  value  of all of  your  existing
  Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2.Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3.Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                                 Maximum
                                                Deferred
                                              Sales Charge
Time Held

Month of Purchase + First 12 Month Period         5.00%
Month of Purchase + Second 12 Month Period        4.00%
Month of Purchase + Third 12 Month Period         3.00%
Month of Purchase + Fourth 12 Month Period        3.00%
Month of Purchase + Fifth 12 Month Period         2.00%
Month of Purchase + Sixth 12 Month Period         1.00%
Thereafter                                        0.00%
After 7 years                                  Converts to
Dealer Allowance                                  5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

Like Class B shares you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                          Maximum
                                          Deferred
                                        Sales Charge
Time Held

Month of Purchase + First 12 Month         2.00%
Period
Month of Purchase +  Second 12 Month       1.00%
Thereafter                                 0.00%
Dealer Allowance                           2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o    Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the SAI for more information regarding promotional incentives.

How To Buy Shares

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen Funds service representative.

---------------- --------------- -------------
                 Minimum         Minimum
                 Initial         Additional
                 Purchase of     Purchases
                 Class A, B
                 and C shares
---------------- --------------- -------------
Regular          $1,000          None
Accounts
---------------- --------------- -------------
IRAs             $250            None
---------------- --------------- -------------
Systematic       $50             $25/monthly
Investment Plan
---------------- --------------- -------------

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                Overnight Address:                    -  the name(s) in which the account
                          Evergreen Funds                Evergreen Funds                          is registered.
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400        o  Mail to the address to the left
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             or deliver to your investment
                     o  Or deliver them to your investment professional (provided              professional (provided he or she has
                        he or she has a broker-dealer arrangement with EDI.)                   a broker-dealer arrangement with
                                                                                               EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                Overnight Address:                    time, on any business day.
                          Evergreen Funds                Evergreen Funds                    o  If your bank account is set up on
                          P.O. Box 8400                  66 Brooks Drive, Suite 8400           file, you can request either:
                          Boston, MA  02266-8400         Braintree, MA  02184-3800             -  Federal Funds Wire (offers
                     o  Trades received after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.1                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by
                        contacting   your   investment   professional   or  an Evergreen service representative, calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. 2
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the Evergreen  Funds family.3
                     o  Orders placed before 4 p.m. Eastern  time on market  trading  days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market trading day's closing price.1
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee.  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) 4                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment.
-------------------- ------------------------------------------------------------------ --------------------------------------------

     1 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

     2 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

     3 This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

     4 Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen Fund SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen Fund SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements

----------------- ---------------------------------------------------------------------------------------------------------------
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.1
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds into your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                     Postal Address:                Overnight Address:
                     Evergreen Funds                Evergreen Funds
                     P.O. Box 8400                  66 Brooks Drive, Suite 8400
                     Boston, MA  02266-8400         Braintree, MA  02184-3800
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem  from an IRA or other  retirement  account,  call  1-800-343-2898  for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem  Your      o  You may also redeem your  shares by  contacting  your  investment professional or an Evergreen service
Shares in Person     representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without  redemption  fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

1 Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2 The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen Funds reserve the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o    You are redeeming more than $50,000.
o You want the proceeds transmitted to a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock

OTHER SERVICES

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen Funds portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans

You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B shares and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in futures and options which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not a principal investment strategy, the Fund may invest up to 10% of its assets in foreign securities, including securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and
Europaper (U.S. dollar-denominated commercial paper of foreign issuers), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk.

If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

                                     Notes

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth Fund
Small  Company  Growth Fund
Special  Equity Fund
Special Values Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

                              QUICK REFERENCE GUIDE
1.   Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and total return
     o buy, redeem or exchange Fund shares

2.   Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.   Information Line for Hearing and Speech
     Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.   Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston,  MA 02266-8400
     o to buy,  redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.   For  express,  registered  or certified  mail
     Evergreen  Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

6.   Visit us on-line
     www.evergreeninvestments.com

7.   Regular communications you will receive

     Account Statements -- You will receive quarterly statements for each Fund in which you invest. Please review and promptly notify Evergreen Funds of any inaccuracies.

     Confirmation Notices -- A confirmation of transactions, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen Funds of any inaccuracies.

     Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Funds Tax Information Guide.

For More Information About Evergreen Strategic Value Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about this Fund (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic requests at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                         SEC File No.: 811-08363
                                                                   561225 (3/02)

                          EVERGREEN SELECT EQUITY TRUST

                                     PART B

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION

                                SUPPLEMENT TO THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                     OF
                    EVERGREEN GROWTH AND INCOME FUNDS
                              (collectively the "Funds")

     I. Effective March 1, 2002, the Funds' Statement of Additional  Information
(SAI) has been revised. The section entitled "Management of the Trust" in part two of the SAI is replaced with the following:

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended July 31, 2001, the Executive Committee held 10 committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations should be mailed to the Secretary of Evergreen Funds, 200 Berkeley Street, Boston, MA 02116. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended July 31, 2001, the Audit Committee held 4 committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended July 31, 2001, the Performance Committee held 4 committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other
                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
DOB: 9/19/41                                         (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
DOB: 6/2/47                                          Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
DOB: 2/20/43                                         Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.           Evergreen Emerging Markets Growth Fund      $1-$10,000              $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Global Leaders Fund               $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Growth and Income Fund            $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Salton, Dr. Russell A., III  None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen  Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, First Union National Bank.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------

     II. The section entitled "Performance Calculations" in part two of the SAI is revised to add the following disclosure:

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                  the initial $1,000, after taxes on
                  fund distributions but not after
                  taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                                                [OBJECT OMITTED]DR

Where:
P = initial payment of $1,000.
T = average annual total return (after taxes on distributions and redemptions). n = number of years.
ATVDR = ending redeemable value of
        the initial $1,000, after taxes on
        fund distributions and redemption.

March 27, 2002                                                    561362  (3/02)

                          EVERGREEN SELECT EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit

Number    Description                                            Location
-------   -----------                                            --------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 17, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment No. 2
          are contained in the Declaration of Trust              Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory Agreement between the              Incorporated by reference to
          Registrant and Evergreen Investment Management         Registrant's Post-Effective Amendment No. 16
          Company, LLC                                           Filed on October 29, 2001

(d)(2)    Sub-Advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Registrant's Post-Effective Amendment No. 16
          Tattersall Advisory Group, Inc.                        Filed on October 29, 2001
          (Evergreen Select Balanced Fund)

(e)(1)    Principal Underwriting Agreement between the           Incorporated by reference to
          Registrant and Evergreen Distributor, Inc.             Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(e)(2)    Form of Distribution Agreement Class A & C shares      Contained herein.
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

(e)(3)    Distribution Agreement Class B shares                  Contained herein
          (Evergreen Equity Index Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Special Equity
           Fund and Evergreen Strategic Value Fund)

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 15
                                                                 Filed on May 11, 2001

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 14
                                                                 Filed on October 26, 2000

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Pre-Effective Amendment No. 2 filed on
                                                                 November 17, 1997

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
              Evergreen Equity Index Fund                        Post-Effective Amendment No. 17 filed on
              Evergreen Strategic Value Fund                     November 28, 2001.

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan Institutional                  Incorporated by reference to
          Service Shares                                         Registrant's Post-Effective Amendment No. 4
                                                                 Filed on June 30, 1998

(m)(2)    Distribution Plan Class A shares                       Contained herein.
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

(m)(3)    Distribution Plan Class B shares                       Contained herein.
           Evergreen Equity Index Fund
           Evergreen Select Strategic Growth Fund
           Evergreen Special Equity Fund
           Evergreen Strategic Value Fund

(m)(4)    Distribution Plan for Class C shares                   Contained herein.
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

(p)       Code of Ethics                                         Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001

(q)       Powers of Attorney                                     Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on October 29, 2001


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provision for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer Agent and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank & Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisors.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank; Chief Executive Officer,
                                   President and Director, Wachovia Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-5436) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                     Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the follwoing address: Evergreen Distributor Inc., 90 Park Avenue, New York, NY 10019.

Item 28.       Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

    Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

    First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

    Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

    Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

    State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of March, 2002.

                                         EVERGREEN SELECT EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name:  Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March, 2002.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry
-----------------------------    -----------------------------
Gerald M. McDonnell*             Thomas L. McVerry*
Trustee                          Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Maureen E. Towle

-------------------------------
Maureen E. Towle
Attorney-in-Fact

     * Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number     Exhibit

-------    -------
(e)(2)    Form of Distribution Agreement Class A & C shares
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

(e)(3)    Distribution Agreement Class B shares
          (Evergreen Equity Index Fund, Evergreen Select
           Strategic Growth Fund, Evergreen Special Equity
           Fund and Evergreen Strategic Value Fund)

(m)(2)    Distribution Plan Class A shares
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

(m)(3)    Distribution Plan Class B shares
           Evergreen Equity Index Fund
           Evergreen Select Strategic Growth Fund
           Evergreen Special Equity Fund
           Evergreen Strategic Value Fund

(m)(4)    Distribution Plan for Class C shares
           Evergreen Select Strategic Growth Fund
           Evergreen Strategic Value Fund

                               Form of
                    PRINCIPAL UNDERWRITING AGREEMENT
                      EVERGREEN SELECT EQUITY TRUST
                           CLASS A AND C SHARES


         AGREEMENT made this ___ day of _____, ___ by and between Evergreen Select Equity Trust on behalf of its series listed on Exhibit A attached hereto and made a part hereof (such Trust and series referred to herein as "Fund" individually or "Funds" collectively) and Evergreen Distributor, Inc., a Delaware corporation ("Principal Underwriter").

         It is hereby mutually agreed as follows:

         1. The Fund hereby appoints Principal Underwriter a principal underwriter of the Class A and Class C shares of beneficial interest of the Fund ("Shares") as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Fund may from time to time agree, Principal Underwriter will act as agent for the Fund and not as principal.

         2. Principal Underwriter will use its best efforts to find purchasers for the Shares, to promote distribution of the Shares and may obtain orders from brokers, dealers or other persons for sales of Shares to them. No such broker, dealer or other person shall have any authority to act as agent for the Fund; such dealer, broker or other person shall act only as principal in the sale of Shares.

         3. Sales of Shares by Principal Underwriter shall be at the applicable public offering price determined in the manner set forth in the prospectus and/or statement of additional information of the Fund current at the time of the Fund's acceptance of the order for Shares; provided that Principal Underwriter also shall have the right to sell Shares at net asset value, if such sale is permissible under and consistent with applicable statutes, rules, regulations and orders. All orders shall be subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. The Fund shall not be liable to anyone for failure to accept any order.

         4. On all sales of Shares, the Fund shall receive the current net asset value, and Principal Underwriter shall be entitled to receive fees for sales of Class A and C Shares as set forth on Exhibit B attached hereto and made a part hereof.

         5. The payment provisions of this Agreement shall be applicable to the extent necessary to enable the Fund to comply with the obligation of the Fund to pay Principal Underwriter in accordance with this Agreement in respect of Class C Shares and shall remain in effect so long as any payments are required to be made by the Fund pursuant to the irrevocable payment instruction under the Master Sale Agreement between Principal Underwriter and Mutual Fund Funding 1994-1 dated as of December 6, 1996 (the "Master Sale Agreement").

         6. Payment to the Fund for Shares shall be in New York or Boston Clearing House funds received by Principal Underwriter within (3) business days after notice of acceptance of the purchase order and the amount of the applicable public offering price has been given to the purchaser. If such payment is not received within such 3-day period, the Fund reserves the right, without further notice, forthwith to cancel its acceptance of any such order. The Fund shall pay such issue taxes as may be required by law in connection with the issue of the Shares.

         7. Principal Underwriter shall not make in connection with any sale or solicitation of a sale of the Shares any representations concerning the Shares except those contained in the then current prospectus and/or statement of additional information covering the Shares and in printed information approved by the Fund as information supplemental to such prospectus and statement of additional information. Copies of the then current prospectus and statement of additional information will be supplied by the Fund to Principal Underwriter in reasonable quantities upon request.

         8. Principal Underwriter agrees to comply with the Business Conduct Rules of the National Association of Securities Dealers, Inc.

         9. The Fund appoints Principal Underwriter as its agent to accept orders for redemptions and repurchases of Shares at values and in the manner determined in accordance with the then current prospectus and/or statement of additional information of the Fund.

         10. The Fund agrees to indemnify and hold harmless the Principal Underwriter, its officers and Directors and each person, if any, who controls the Principal Underwriter within the meaning of Section 15 of the Securities Act of 1933 ("1933 Act"), against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Principal Underwriter, its officers, Directors or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

                  a) any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or

                  b) any omission or alleged omission to state a material fact required to be stated in the Fund's registration statement, prospectus or statement of additional information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Fund by the Principal Underwriter for use in the Fund's registration statement, prospectus or statement of additional information, such indemnification is not applicable. In no case shall the Fund indemnify the Principal Underwriter or its controlling person as to any amounts incurred for any liability arising out of or based upon any action for which the Principal Underwriter, its officers and Directors or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

         11. The Principal Underwriter agrees to indemnify and hold harmless the Fund, its officers, Trustees and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act against any loss, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Fund, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which

                  a) may be based upon any wrongful act by the Principal Underwriter or any of its employees or representatives, or

                  b) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Fund's registration statement, prospectus or statement of additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by the Principal Underwriter.

         12. The Fund agrees to execute such papers and to do such acts and things as shall from time to time be reasonably requested by Principal Underwriter for the purpose of qualifying the Shares for sale under the so-called "blue sky" laws of any state or for registering Shares under the 1933 Act or the Fund under the Investment Company Act of 1940 ("1940 Act"). Principal Underwriter shall bear the expense of preparing, printing and distributing advertising, sales literature, prospectuses and statements of additional information. The Fund shall bear the expense of registering Shares under the 1933 Act and the Fund under the 1940 Act, qualifying Shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of prospectuses, statements of additional information and reports required to be filed with the Securities and Exchange Commission and other authorities, the preparation, printing and mailing of prospectuses and statements of additional information to shareholders of the Fund and the direct expenses of the issue of Shares.

         13. To the extent required by the Fund's 12b-1 Plans, Principal Underwriter shall provide to the Board of Trustees of the Fund in connection with such 12b-1 Plans, not less than quarterly, a written report of the amounts expended pursuant to such 12b-1 Plans and the purposes for which such expenditures were made.

         14. This Agreement shall become effective as of the date of the commencement of operations of the Fund and shall remain in force for two years unless sooner terminated or continued as provided below. This Agreement shall continue in effect after such term if its continuance is specifically approved by a majority of the Trustees of the Fund and a majority of the 12b-1 Trustees referred to in the 12b-1 Plans of the Fund ("Rule 12b-1 Trustees") at least annually in accordance with the 1940 Act and the rules and regulations thereunder.

                  This Agreement may be terminated at any time, without payment of any penalty, by vote of a majority of any Rule 12b-1 Trustees or by a vote of a majority of the Fund's outstanding Shares on not more than sixty (60) days written notice to any other party to the Agreement; and shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

         15. This Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts. All sales hereunder are to be made, and title to the Shares shall pass, in Boston, Massachusetts.

         16. The Fund is a series of a Delaware business trust established under a Declaration of Trust, as it may be amended from time to time. The obligations of the Fund are not personally binding upon, nor shall recourse be had against, the private property of any of the Trustees, shareholders, officers, employees or agents of the Fund, but only the property of the Fund shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective officers thereunto duly authorized at Boston, Massachusetts, as of the day and year first written above.


                                           EVERGREEN SELECT EQUITY TRUST

                                           By:


                                           EVERGREEN DISTRIBUTOR, INC.


                                            By:

                               EXHIBIT A

                                                            As of March 27, 2002


         EVERGREEN SELECT EQUITY TRUST
                  Evergreen Equity Index Fund
                  Evergreen Special Equity Fund
                  Evergreen Select Strategic Growth Fund*
                  Evergreen Strategic Value Fund

                                    EXHIBIT B

                                       TO

                        PRINCIPAL UNDERWRITING AGREEMENT

                                      DATED

                                  MAY 11, 2001




                              Schedule of Payments

Class A Shares             Up to 0.25% annually of the average daily net asset
                           value of Class A shares of a Fund

                                    A sales charge, the difference between the current offering price of Shares, as set forth in the current prospectus for each Fund, and the net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares

Class C Shares             Up to 1.00% annually of the average daily net asset
                           value of Class C shares of a Fund, consisting of 12b-1 fees at the annual rate of 0.75% of the average daily net asset value of a Fund and service fees of 0.25% of the average daily net asset value of a Fund

                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 11th day of May, 2001 by and between Evergreen Select Equity Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares;
and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW,  THEREFORE,   in  consideration  of  the  agreements   hereinafter
contained, it is agreed as follows:

1.       SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee (as defined below) and CDSCs (as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2.       DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3.       REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the
Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5.       OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6.       AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7.       COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

(b) The provisions of this Section 7.1 shall be applicable to the extent necessary to enable the Trust to comply with its obligations in respect of each Fund to pay to the Distributor or to its order the Distribution Fee and the CDSC paid in respect of Shares of such Fund, and shall remain in effect with respect to the Shares so long as any payments are required to be made by the Trust with respect to the Shares of a Fund pursuant to the Irrevocable Payment Instructions as defined in the Amended and Restated Purchase and Sale Agreement dated as of May 11, 2001 (as amended and supplemented from time to time, the "Citibank Purchase Agreement") among the Distributor, Citibank, N.A. and Citicorp North America, Inc.

                  For the avoidance of doubt, the Distributor shall be entitled to receive the amount of CDSCs and Distribution Fees in respect of all Shares of each Fund issued during the term of this Distribution Agreement and any predecessor Distribution Agreement between the Trust or any of its predecessors and the Distributor or the Distributor's predecessor, EIS, including Shares issued in connection with one or more exchanges for Shares or shares of another Fund or fund.

(c) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (d) The Trust agrees to cause its  transfer  agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

(e) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

(f) Except as provided in Section 7(g) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

(g) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this
         Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares. For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.

(h) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor in the Irrevocable Payment Instructions, as the same may be amended from time to time with the consent of the Trust.

                  Without limiting the generality of the foregoing and subject to the Irrevocable Payment Instructions, EIS shall be deemed to be an Assignee hereunder with respect to all payments hereunder that are not directed by the Irrevocable Payment Instructions to be made to Citibank, N.A.

                  The Trust shall be without liability to any person if it pays such amounts when and as so directed by the Irrevocable Payment Instructions, except for underpayments of amounts actually due, without any amount payable as consequential or other damages due to such underpayment and without interest except to the extent that delay in payment of the Distribution Fee and CDSCs results in an increase in the maximum amount allowable under the Business Conduct Rules, which increases daily at a rate of prime plus one percent per annum.

                  The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

(i) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(j) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(k) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value, less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

(l) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8.       CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2001 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN SELECT EQUITY TRUST

By: ____________________________            By: ___________________________
Title:                                                        Title:

                                                            As of March 27, 2002

                                    EXHIBIT A

                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                       DISTRIBUTION PLAN OF CLASS A SHARES

                          EVERGREEN SELECT EQUITY TRUST

     SECTION 1. Evergreen Select Equity Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class A shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 0.75% of the average daily net asset value of Class A shares ("Shares") of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

     SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

     SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in
Section 3.

     SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

     SECTION 6. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

     SECTION 7. Any agreement of the Fund related to this Plan shall be in writing and shall provide:

     (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

     (b) that such agreement shall terminate automatically in the event of its assignment.

     SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

Effective Date: August 30, 1999

                                                            Date: March 27, 2002

                                    EXHIBIT A

                          EVERGREEN SELECT EQUITY TRUST

                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                      Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                       DISTRIBUTION PLAN OF CLASS B SHARES

                          EVERGREEN SELECT EQUITY TRUST

     Section 1. Evergreen Select Equity Trust (the "Trust"), individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this 12b-1 Distribution Plan (the "Plan") may act as the distributor of certain securities of which it is the issuer, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

     Section 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of its Class B shares ("Shares") to finance any activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order: (i) to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, including, without limitation, (a) compensation to public relations consultants or other persons assisting in, or providing services in connection with, the distribution of Shares, (b) advertising, (c) printing and mailing of prospectuses and reports for distribution to persons other than existing shareholders, (d) preparation and distribution of advertising material and sales literature, (e) commission payments, and principal and interest expenses associated with the financing of commission payments, made by the Principal Underwriter in connection with the sale of Shares and (f) conducting public relations efforts such as seminars; (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a maintenance or other fee in respect of services provided to holders of Shares, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or such others for their efforts in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made on behalf of any Fund with respect to Class B Shares in excess of any limit imposed on asset based, front end and deferred sales charges under any rule or regulations adopted by the National Association of Securities Dealers, Inc. (the "NASD Rules"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASD Rules such payments shall be limited to .75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASD Rules, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

    Section 3. This Plan shall not take effect with respect to any Fund until it has been approved by votes of a majority of (a) the Trustees of the Trust, and
(b) those Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Trust related hereto or any other person related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan. In addition, any agreement related to this Plan and entered into by the Trust on behalf of the Fund in connection therewith shall not take effect until it has been approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust.

     Section 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect for additional periods that shall not exceed one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board of Trustees of the Trust and (b) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on this Plan, provided that payments for services heretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, below, as applicable.

    Section 5. Any person authorized to direct the disposition of monies paid or payable pursuant to this Plan or any related agreement shall provide to the Trust's Board and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

    Section 6. Payments with respect to services provided by the Principal Underwriter or others pursuant to Section 2, above, shall be authorized hereunder, whether or not this Plan has been otherwise terminated, if such payments are for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in other respects and if such payment is or has been so approved by the Board, including the Disinterested Trustees, or agreed to on behalf of the Fund with such approval, all subject to such specific implementation as the Board, including the Disinterested Trustees, may approve; provided that, at the time any such payment is made, whether or not this Plan has been otherwise terminated, the making of such payment will not cause the limitation upon such payments set forth in Section 2 to be exceeded. Without limiting the generality of the foregoing, the Trust on behalf of any Fund may pay to, or on the order of, any person who has served from time to time as Principal Underwriter amounts for distribution services pursuant to a principal underwriting agreement or otherwise. Any such principal underwriting agreement may, but need not, provide that such Principal Underwriter may be paid for distribution services to Class B Shares and/or other specified classes of shares of any Fund (together the "B-Class-of-Shares"), a fee which may be designated a Distribution Fee and may be paid at a rate per annum up to .75 % of the average daily net asset value of such B-Class-of-Shares of the Fund and may, but need not, also provide: (i) that a Principal Underwriter will be deemed to have fully earned its "Allocable Portion" of the Distribution Fee upon the sale of the Commission Shares (as defined in the Allocation Schedule) taken into account in determining its Allocable Portion; (ii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that such provision is not a waiver of the Fund's right to pursue such Principal Underwriter and enforce such claims against the assets of such Principal Underwriter other than its right to its Allocable Portion of the Distribution Fee and CDSCs (as defined below); (iii) that the Fund's obligation to pay such Principal Underwriter its Allocable Portion of the Distribution Fee shall not be changed or terminated except to the extent required by any change in applicable law, including without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules of the National Association of Securities Dealers, Inc., in each case enacted or promulgated after May 5, 1997, or in connection with a "Complete Termination" (as hereinafter defined); (iv) that the Trust on behalf of any Fund will not waive or change any contingent deferred sales charge ("CDSC") in respect of the Distributor's Allocable Portion thereof, except as provided in the Fund's prospectus or statement of additional information without the consent of the Principal Underwriter or any assignee of such Principal Underwriter's rights to its Allocable Portion; (v) that the termination of the Principal Underwriter, the principal underwriting agreement or this Plan will not terminate such Principal Underwriter's rights to its Allocable Portion of the CDSCs; and (vi) that any Principal Underwriter may assign its rights to its Allocable Portion of the Distribution Fee and CDSCs (but not such Principal Underwriter's obligations to the Fund under its principal underwriting agreement) to raise funds to make expenditures described in Section 2 above and in connection therewith, and upon receipt of notice of such assignment, the Trust on behalf of any Fund shall pay to the assignee such portion of the Principal Underwriter's Allocable Portion of the Distribution Fee and CDSCs so assigned. For purposes of such principal underwriting agreement, the term Allocable Portion of Distribution Fee as applied to any Principal Underwriter may mean the portion of the Distribution Fee allocable to Distributor Shares in accordance with the "Allocation Schedule" attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term Allocable Portion of CDSCs as applied to any Principal Underwriter may mean the portion of the CDSCs allocable to Distributor Shares in accordance with the Allocation Schedule attached to such Principal Underwriter's principal underwriting agreement. For purposes of such principal underwriting agreement, the term "Complete Termination" may mean a termination of this Plan involving the cessation of payments of the Distribution Fee thereunder, the cessation of payments of distribution fees pursuant to every other Rule 12b-1 plan of the Fund for every existing or future B-Class-of-Shares and the cessation of the offering by the Fund of existing or future B-Class-of-Shares, which conditions shall be deemed to be satisfied when they are first complied with and so long thereafter as they are complied with prior to the earlier of (i) the date upon which all of the B Shares which are Distributor Shares pursuant to the Allocation Schedule shall have been redeemed or converted or (ii) a specified date, after either of which times such conditions need no longer be complied with. For purposes of such principal underwriting agreement, the term "B-Class-of-Shares" may mean the B Class of Shares of the Fund and each other class of shares of the Fund hereafter issued which would be treated as "Shares" under such Allocation Schedule or which has economic characteristics substantially similar to those of the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of the shares of such classes.

    The parties may agree that the existing C Class of Shares of the Fund does not have substantially similar economic characteristics to the B Classes of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of clarity the parties to such principal underwriting agreement may state that they intend that a new installment load class of shares which may be authorized by amendments to Rule 6(c)-10 under the 1940 Act will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing C Class of shares of the Fund taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holder of such shares. For purposes of such principal underwriting agreement, "Allocation Schedule" may mean a schedule which shall be approved by Trustees (as defined below) in connection with their required approval of such principal underwriting agreement as assigning to each Principal Underwriter of Shares the portion of the total Distribution Fee payable by the Trust on behalf of each Fund under such principal underwriting agreement which has been earned by such Principal Underwriter to the extent necessary so that the continued payments thereof if such Principal Underwriter ceases to serve in that capacity does not penalize the Fund by requiring the Trust on behalf of such Fund to pay for services that have not been earned.

    Section 7. This Plan may be terminated at any time with respect to any Fund by vote of a majority of the Disinterested Trustees, or by vote of a majority of the Shares of such Fund, provided that payments for services theretofore provided or for reimbursement of expenses theretofore incurred or accrued prior to termination of this Plan in accordance with Section 2 may be continued by the Fund to the extent provided for in Section 6, above, as applicable.

    Section 8. Any agreement of the Trust, with respect to any Fund, related to this Plan shall be in writing and shall provide:

     A. That such agreement may be terminated with respect to any Fund at any time without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of the outstanding Shares of such Fund on not more than sixty days written notice to any other party to the agreement; and

     B. That such agreement shall terminate automatically in the event of its assignment.

     Section 9. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 with respect to a Fund unless such amendment is approved by a vote of at least a majority (as defined in the 1940 Act) of the outstanding Shares of such Fund, and no material amendment to this Plan shall be made unless approved by votes of a majority of (a) the Board of Trustees of the Trust, and (c) the Disinterested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such amendment.

Effective Date: August 30, 1999

                                                                 March 27, 2002

                                    EXHIBIT A

                          EVERGREEN SELECT EQUITY TRUST
                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                           DISTRIBUTION PLAN OF CLASS C SHARES
                              EVERGREEN SELECT EQUITY TRUST

         SECTION 1. The Evergreen Select Equity Trust (the "Trust") individually and/or on behalf of its series (the "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class C shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by the Trust on behalf of any Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule, such payments shall be limited to 0.75 of 1% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to .25 of 1% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as said term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements of the Fund or any other person related to this Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6 hereof, this Plan shall continue in effect for a period of one year from the date it takes effect and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3 hereof.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by the Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of such Fund's outstanding Shares.

         SECTION 7. Any agreement of the Fund related to this Plan shall be in writing, and shall provide as follows:

         (a) that such agreement may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendment is approved by a vote of at least a majority (as defined in the 1940
Act) of each Fund's outstanding Shares, and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.

Effective Date:  August 30, 1999

                                                                  March 27, 2002
                                    EXHIBIT A

                          EVERGREEN SELECT EQUITY TRUST
                           Evergreen Equity Index Fund
                          Evergreen Special Equity Fund
                     Evergreen Select Strategic Growth Fund
                         Evergreen Strategic Value Fund

                                                  March 27, 2002


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Select Equity Trust (the "Trust")
               Post-Effective Amendment No. 18 to Registration Statement on Form N-1A, Nos: 333-36047/811-08363

Ladies and Gentlemen:

     On behalf of the Evergreen Select Equity Trust, a Delaware business trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933 Act
(i)for the purpose of adding Classes A, B, and C shares to Evergreen Strategic Value Fund and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.

                                                 Sincerely yours,

                                                 /s/ Maureen E. Towle

                                                 Maureen E. Towle

Enclosure